EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.8%
	BRAZIL — 11.0%
750,000	Ambev S.A.	$2,116,269
1,000,000	B3 S.A. - Brasil Bolsa Balcao	3,068,709
135,000	NU Holdings Ltd. - Class A *	2,396,250
200,000	Vale S.A.	3,204,378
300,000	WEG S.A.	2,948,240
		13,733,846
	CANADA — 2.4%
600,000	B2Gold Corp.	2,940,000
	CHINA — 21.0%
200,000	Alibaba Group Holding Ltd.	4,254,718
300,000	Anhui Conch Cement Co., Ltd. - Class H	951,397
150,000	ANTA Sports Products Ltd.	1,498,491
2,700,000	China Forestry Holdings Co., Ltd. *,1	—
700,000	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,337,117
1,750,000	CSPC Pharmaceutical Group Ltd.	2,146,792
125,000	ENN Energy Holdings Ltd.	1,076,094
499,904	Hangzhou Robam Appliances Co., Ltd. - Class A	1,509,511
125,000	Jiangsu Yanghe Distillery Co., Ltd. - Class A	995,384
150,000	Luzhou Laojiao Co., Ltd. - Class A	2,605,082
100,000	Midea Group Co., Ltd. - Class A	1,116,864
190,000	Shandong WIT Dyne Health Co., Ltd. - Class A	884,519
35,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	952,646
40,000	Tencent Holdings Ltd.	3,074,472
110,000	Wuliangye Yibin Co., Ltd. - Class A	1,660,562
60,000	Zhejiang Cfmoto Power Co., Ltd. - Class A	2,173,250
		26,236,899
	HONG KONG — 1.4%
3,250,000	China Overseas Property Holdings Ltd.	1,809,360
	HUNGARY — 1.3%
50,000	Richter Gedeon Nyrt	1,673,490
	INDIA — 3.8%
20,000	AIA Engineering Ltd.	868,148
400,000	Castrol India Ltd.	801,306
50,000	GMM Pfaudler Ltd.	530,870
300,000	Indraprastha Gas Ltd.	581,148
55,000	Infosys Ltd. - ADR	966,900

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
32,060	Mphasis Ltd.	$964,198
		4,712,570
	INDONESIA — 10.8%
12,500,000	Astra International Tbk P.T.	4,739,642
24,000,000	Telkom Indonesia Persero Tbk P.T.	5,130,249
11,000,000	Unilever Indonesia Tbk P.T.	1,261,543
1,500,000	United Tractors Tbk P.T.	2,336,787
		13,468,221
	MEXICO — 7.0%
170,000	Arca Continental S.A.B. de C.V.	1,915,759
1,000,000	Bolsa Mexicana de Valores S.A.B. de C.V.	2,005,608
40,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	1,383,863
1,200,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	2,658,045
250,000	Wal-Mart de Mexico S.A.B. de C.V.	793,374
		8,756,649
	PHILIPPINES — 0.5%
3,200,000	DMCI Holdings, Inc.	586,952
	SAUDI ARABIA — 4.1%
138,300	Mouwasat Medical Services Co.	2,567,073
375,000	Saudi Arabian Oil Co. [2]	2,577,839
		5,144,912
	SINGAPORE — 2.1%
625,000	Grab Holdings Ltd. - Class A *	2,687,500
	SOUTH AFRICA — 2.7%
250,000	JSE Ltd.	2,296,209
100,000	Mr Price Group Ltd.	1,098,113
		3,394,322
	SOUTH KOREA — 13.1%
25,000	BGF Retail Co., Ltd.	2,105,385
12,500	GOLFZON Co., Ltd.	526,297
18,000	Hyundai Glovis Co., Ltd.	3,034,788
12,000	NAVER Corp.	2,280,981
5,000	NCSoft Corp.	813,103
9,000	Orion Corp.	732,606
25,000	S-1 Corp.	1,384,291

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
50,000	Samsung Electronics Co., Ltd.	$5,523,739
		16,401,190
	TAIWAN — 7.2%
9,000	ASPEED Technology, Inc.	2,516,903
400,000	Formosa Plastics Corp.	599,208
51,005	Poya International Co., Ltd.	641,503
75,000	Realtek Semiconductor Corp.	1,147,485
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,147,195
		9,052,294
	THAILAND — 0.5%
1,500,000	Thai Beverage PCL	566,111
	UNITED KINGDOM — 3.6%
75,000	British American Tobacco PLC	4,477,742
	UNITED STATES — 1.9%
150,000	FMC Corp.	2,370,000
	URUGUAY — 0.4%
250	MercadoLibre, Inc. *	536,948
	TOTAL COMMON STOCKS
	(Cost $96,868,317)	118,549,006
	SHORT-TERM INVESTMENTS — 8.6%
10,754,120	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.506% [3]	10,754,120
	Total Short-Term Investments
	(Cost $10,754,120)	10,754,120
	TOTAL INVESTMENTS — 103.4%
	(Cost $107,622,437)	129,303,126
	Liabilities in Excess of Other Assets — (3.4)%	(4,196,331)
	TOTAL NET ASSETS — 100.0%	$125,106,795

ADR – American Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*Non-income producing security.
[1]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,577,839, which represents 2.06% of Net Assets.

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

[3]The rate is the annualized seven-day yield at period end.